UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2006

1.799846.102

ANIF-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.0%
Johnson Controls, Inc.	4,400	$ 334
Automobiles - 0.7%
General Motors Corp.	51,600	1,098
Honda Motor Co. Ltd.	94,000	5,820
Hyundai Motor Co.	6,700	563
Toyota Motor Corp.	674,100	36,705
		44,186
Distributors - 0.0%
Li & Fung Ltd.	772,000	1,741
Diversified Consumer Services - 0.1%
Education Management Corp. (a)	59,200	2,463
Laureate Education, Inc. (a)	34,700	1,852
		4,315
Hotels, Restaurants & Leisure - 2.3%
Ambassadors Group, Inc.	14,538	369
Aristocrat Leisure Ltd.	495,100	4,885
Boyd Gaming Corp.	124,200	6,203
Chipotle Mexican Grill, Inc. Class A	16,500	914
Cosi, Inc. (a)	45,000	495
Domino's Pizza, Inc.	83,500	2,384
Four Seasons Hotels, Inc. (ltd. vtg.)	7,000	355
Las Vegas Sands Corp. (a)	224,100	12,698
Life Time Fitness, Inc. (a)	41,800	1,958
McDonald's Corp.	16,600	570
Panera Bread Co. Class A (a)	376,364	28,295
Penn National Gaming, Inc. (a)	102,200	4,311
Starbucks Corp. (a)	1,216,100	45,774
Station Casinos, Inc.	269,600	21,398
Texas Roadhouse, Inc. Class A (a)	75,000	1,282
Tim Hortons, Inc.	28,600	759
Wendy's International, Inc.	9,000	559
Wynn Resorts Ltd. (a)(d)	51,900	3,989
		137,198
Household Durables - 0.9%
Fourlis Holdings SA	500,000	6,653
Garmin Ltd.	56,500	4,488
Matsushita Electric Industrial Co. Ltd.	300,100	6,644
Sharp Corp.	149,000	2,639
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sony Corp.	725,000	$ 33,401
Sony Corp. sponsored ADR	10,600	488
		54,313
Internet & Catalog Retail - 0.1%
Coldwater Creek, Inc. (a)	68,750	1,911
NutriSystem, Inc. (a)	67,500	3,208
VistaPrint Ltd.	58,600	1,749
		6,868
Leisure Equipment & Products - 0.0%
Aruze Corp.	28,000	642
Media - 1.1%
CBS Corp. Class B	19,500	468
Central European Media Enterprises Ltd. Class A (a)	8,200	563
Citadel Broadcasting Corp.	96,900	1,075
Harte-Hanks, Inc.	42,900	1,173
Interactive Data Corp.	19,500	458
McGraw-Hill Companies, Inc.	150,500	8,672
NTL, Inc. (a)	43,531	1,267
Pixar (a)	327,000	20,974
Reuters Group PLC	200,300	1,380
Seek Ltd.	1,000,000	2,857
Sirius Satellite Radio, Inc. (a)(d)	1,492,300	7,581
The Walt Disney Co.	583,400	16,271
The Weinstein Co. Holdings, LLC Class A-1 (f)	2,267	2,267
		65,006
Multiline Retail - 0.4%
JCPenney Co., Inc.	60,700	3,667
Kohl's Corp. (a)	11,100	588
Marks & Spencer Group PLC	1,520,500	14,699
Next PLC	73,700	2,112
Target Corp.	3,900	203
The Bon-Ton Stores, Inc.	20,500	663
		21,932
Specialty Retail - 1.6%
Bakers Footwear Group, Inc. (a)(d)(e)	620,600	13,405
Best Buy Co., Inc.	302,450	16,916
Casual Male Retail Group, Inc. (a)	297,700	2,900
Charlotte Russe Holding, Inc. (a)	12,000	257
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Chico's FAS, Inc. (a)	39,200	$ 1,593
Circuit City Stores, Inc.	358,100	8,766
Gymboree Corp. (a)	23,400	609
Inditex SA	15,800	610
Office Depot, Inc. (a)	540,500	20,128
Staples, Inc.	536,100	13,681
TJX Companies, Inc.	526,600	13,070
Tractor Supply Co. (a)	40,700	2,700
Urban Outfitters, Inc. (a)	56,100	1,377
Volcom, Inc.	5,300	188
Wet Seal, Inc. Class A (a)	497,300	3,307
Zumiez, Inc.	6,500	397
		99,904
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC	91,700	738
Carter's, Inc. (a)	1,500	101
Coach, Inc. (a)	55,500	1,919
Phillips-Van Heusen Corp.	24,800	948
Polo Ralph Lauren Corp. Class A	20,500	1,243
Puma AG	4,300	1,628
		6,577
TOTAL CONSUMER DISCRETIONARY		443,016
CONSUMER STAPLES - 4.4%
Beverages - 2.4%
Diageo PLC sponsored ADR (d)	408,600	25,917
Hansen Natural Corp. (a)	369,100	46,525
InBev SA	20,000	938
Jones Soda Co. (a)(d)	310,890	2,565
PepsiCo, Inc.	782,400	45,215
The Coca-Cola Co.	536,900	22,480
		143,640
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	10,300	558
Kroger Co.	54,700	1,114
Tesco PLC	52,985	304
Wal-Mart de Mexico SA de CV Series V	787,478	2,082
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	12,200	$ 576
Walgreen Co.	165,700	7,147
		11,781
Food Products - 0.6%
Goodman Fielder Ltd.	750,000	1,171
Groupe Danone	61,100	7,485
Hain Celestial Group, Inc. (a)	12,100	317
Hershey Co.	135,200	7,061
Nestle SA (Reg.)	32,530	9,656
Sara Lee Corp.	164,500	2,941
TreeHouse Foods, Inc. (a)	183,500	4,872
Wm. Wrigley Jr. Co.	104,200	6,669
		40,172
Household Products - 1.2%
Colgate-Palmolive Co.	29,200	1,667
Procter & Gamble Co.	1,192,467	68,710
		70,377
Personal Products - 0.0%
Herbalife Ltd. (a)	42,900	1,449
TOTAL CONSUMER STAPLES		267,419
ENERGY - 9.6%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	341,700	23,372
FMC Technologies, Inc. (a)	11,600	594
Halliburton Co.	13,200	964
Schlumberger Ltd. (NY Shares)	752,700	95,269
Smith International, Inc.	62,644	2,441
		122,640
Oil, Gas & Consumable Fuels - 7.5%
Addax Petroleum Corp.	73,500	1,762
BG Group PLC sponsored ADR	174,500	10,943
Blackrock Ventures, Inc. (a)	1,014,500	12,120
BP PLC sponsored ADR	228,300	15,739
Canadian Natural Resources Ltd.	148,100	8,231
Canadian Oil Sands Trust unit	128,100	18,386
CONSOL Energy, Inc.	146,900	10,894
EnCana Corp.	2,514,400	117,354
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	434,700	$ 31,298
Exxon Mobil Corp.	235,700	14,345
Foundation Coal Holdings, Inc.	49,000	2,016
Gastar Exploration Ltd. (a)	311,000	1,324
Goodrich Petroleum Corp. (a)	23,730	641
Highpine Oil & Gas Ltd.	79,600	1,585
Murphy Oil Corp.	374,000	18,633
Noble Energy, Inc.	127,300	5,591
Peabody Energy Corp.	107,600	5,424
PetroChina Co. Ltd. sponsored ADR	213,900	22,449
Petroleo Brasileiro SA Petrobras sponsored ADR	53,200	4,611
Quicksilver Resources, Inc. (a)	51,250	1,981
Sasol Ltd. sponsored ADR	72,000	2,724
Suncor Energy, Inc.	106,600	8,182
Talisman Energy, Inc.	208,000	11,047
Total SA sponsored ADR	134,700	17,744
Ultra Petroleum Corp. (a)	214,900	13,390
Valero Energy Corp.	1,338,634	80,024
Western Oil Sands, Inc. Class A (a)	144,500	4,008
XTO Energy, Inc.	253,100	11,028
		453,474
TOTAL ENERGY		576,114
FINANCIALS - 17.5%
Capital Markets - 1.4%
Charles Schwab Corp.	762,500	13,123
Goldman Sachs Group, Inc.	235,200	36,917
Lazard Ltd. Class A	26,400	1,168
Lehman Brothers Holdings, Inc.	154,600	22,344
Merrill Lynch & Co., Inc.	58,100	4,576
Nomura Holdings, Inc.	164,400	3,645
Nuveen Investments, Inc. Class A	34,500	1,661
		83,434
Commercial Banks - 3.9%
Allied Irish Banks PLC	587,300	13,943
Anglo Irish Bank Corp. PLC	1,709,100	28,166
Australia & New Zealand Banking Group Ltd.	190,900	3,622
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	196,900	5,862
Bank of America Corp.	311,800	14,199
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of the Ozarks, Inc.	39,100	$ 1,427
Center Financial Corp., California	50,000	1,212
Commerce Bancorp, Inc., New Jersey (d)	125,000	4,581
Compass Bancshares, Inc.	32,700	1,655
HSBC Holdings PLC sponsored ADR	49,300	4,130
Kookmin Bank sponsored ADR	6,300	539
M&T Bank Corp.	269,800	30,795
National Australia Bank Ltd.	61,900	1,666
PNC Financial Services Group, Inc.	23,000	1,548
Preferred Bank, Los Angeles California	140,641	7,101
PrivateBancorp, Inc.	101,000	4,190
Royal Bank of Scotland Group PLC	438,000	14,251
Shinhan Financial Group Co. Ltd.	48,530	2,173
Standard Chartered PLC (United Kingdom)	116,000	2,886
Uniao de Bancos Brasileiros SA (Unibanco) GDR	184,600	13,644
Wells Fargo & Co.	1,169,400	74,690
Zions Bancorp	69,800	5,775
		238,055
Consumer Finance - 1.5%
American Express Co.	988,500	51,946
SLM Corp.	721,700	37,485
		89,431
Diversified Financial Services - 0.6%
JPMorgan Chase & Co.	383,600	15,973
Moody's Corp.	279,400	19,966
		35,939
Insurance - 8.5%
ACE Ltd.	102,000	5,305
Admiral Group PLC	609,100	6,645
AFLAC, Inc.	34,300	1,548
Allstate Corp.	646,700	33,700
American International Group, Inc.	875,300	57,849
Assurant, Inc.	184,000	9,062
Axis Capital Holdings Ltd.	106,400	3,181
Berkshire Hathaway, Inc. Class A (a)	1,637	147,903
Everest Re Group Ltd.	230,200	21,494
Genworth Financial, Inc. Class A (non-vtg.)	479,100	16,016
HCC Insurance Holdings, Inc.	31,800	1,107
Jefferson-Pilot Corp.	10,000	559
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	88,200	$ 4,815
Loews Corp.	250,700	25,371
Markel Corp. (a)	1,300	439
Mercury General Corp.	6,300	346
MetLife, Inc.	1,182,300	57,188
MetLife, Inc. unit	80,000	2,146
ProAssurance Corp. (a)	5,000	260
Progressive Corp.	98,800	10,301
Prudential Financial, Inc.	701,800	53,203
RLI Corp.	43,100	2,470
StanCorp Financial Group, Inc.	56,800	3,073
The Chubb Corp.	233,800	22,314
The St. Paul Travelers Companies, Inc.	129,000	5,391
W.R. Berkley Corp.	205,574	11,936
White Mountains Insurance Group Ltd.	11,083	6,589
Zenith National Insurance Corp.	61,500	2,960
		513,171
Real Estate - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	282,100	22,765
CBL & Associates Properties, Inc.	33,400	1,418
Equity Residential (SBI)	16,800	786
General Growth Properties, Inc.	24,200	1,183
Mitsui Fudosan Co. Ltd.	112,000	2,574
Simon Property Group, Inc.	6,300	530
Vornado Realty Trust	52,600	5,050
		34,306
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	44,600	1,381
Freddie Mac	178,600	10,895
Golden West Financial Corp., Delaware	670,700	45,541
Hudson City Bancorp, Inc.	160,200	2,129
		59,946
TOTAL FINANCIALS		1,054,282
HEALTH CARE - 11.5%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (a)	152,305	5,395
Amgen, Inc. (a)	400	29
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	156,700	$ 7,670
Anadys Pharmaceuticals, Inc. (a)	87,200	1,405
Arena Pharmaceuticals, Inc. (a)	184,300	3,338
Celgene Corp. (a)	349,700	15,464
Exelixis, Inc. (a)	47,700	573
Genentech, Inc. (a)	1,732,500	146,414
Gilead Sciences, Inc. (a)	658,800	40,991
GTx, Inc. (a)	25,000	273
MannKind Corp. (a)(d)	256,506	5,243
MannKind Corp. warrants 8/3/10 (a)(f)	29,881	375
Medarex, Inc. (a)	231,700	3,063
Myogen, Inc. (a)	107,400	3,891
PDL BioPharma, Inc. (a)	74,700	2,450
Renovis, Inc. (a)	23,400	499
Seattle Genetics, Inc. (a)	17,800	92
Tanox, Inc. (a)	70,300	1,365
Techne Corp. (a)	27,100	1,630
Theravance, Inc. (a)	87,500	2,454
ViaCell, Inc. (a)	87,800	484
		243,098
Health Care Equipment & Supplies - 2.4%
Becton, Dickinson & Co.	64,800	3,990
Boston Scientific Corp. (a)	69,100	1,593
C.R. Bard, Inc.	42,300	2,868
Conceptus, Inc. (a)	76,200	999
DENTSPLY International, Inc.	8,900	518
DJ Orthopedics, Inc. (a)	125,500	4,990
Gen-Probe, Inc. (a)	61,600	3,395
Intuitive Surgical, Inc. (a)	56,900	6,714
IRIS International, Inc. (a)	545,400	8,525
Kyphon, Inc. (a)	183,200	6,815
Millipore Corp. (a)	3,500	256
NeuroMetrix, Inc. (a)	30,500	1,188
NMT Medical, Inc. (a)(d)	5,750	93
Nobel Biocare Holding AG (Switzerland)	20,563	4,578
NuVasive, Inc. (a)	117,300	2,211
ResMed, Inc. (a)	94,500	4,156
St. Jude Medical, Inc. (a)	1,620,800	66,453
Thermo Electron Corp. (a)	661,300	24,528
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Varian Medical Systems, Inc. (a)	3,600	$ 202
Viasys Healthcare, Inc. (a)	55,800	1,678
		145,750
Health Care Providers & Services - 3.2%
Aetna, Inc.	2,163,800	106,329
Caremark Rx, Inc. (a)	34,500	1,697
Cerner Corp. (a)	70,500	3,345
Covance, Inc. (a)	35,500	2,086
Eclipsys Corp. (a)	48,100	1,136
Health Net, Inc. (a)	217,200	11,038
Healthspring, Inc.	81,800	1,522
Pharmaceutical Product Development, Inc.	15,400	533
UnitedHealth Group, Inc.	901,300	50,347
VCA Antech, Inc. (a)	15,200	433
Vital Images, Inc. (a)	31,700	1,080
WellPoint, Inc. (a)	142,500	11,034
		190,580
Pharmaceuticals - 1.9%
Allergan, Inc.	30,400	3,298
Aspreva Pharmaceuticals Corp.	84,000	2,090
Atherogenics, Inc. (a)	100,000	1,632
Barr Pharmaceuticals, Inc. (a)	57,800	3,640
Cardiome Pharma Corp. (a)	44,500	568
Forest Laboratories, Inc. (a)	65,100	2,905
GlaxoSmithKline PLC sponsored ADR	50,600	2,647
Johnson & Johnson	8,300	492
Merck & Co., Inc.	115,100	4,055
New River Pharmaceuticals, Inc. (a)	22,200	737
Novartis AG sponsored ADR	279,700	15,507
Roche Holding AG (participation certificate)	379,383	56,480
Sanofi-Aventis sponsored ADR	176,300	8,365
Teva Pharmaceutical Industries Ltd. sponsored ADR	239,548	9,865
		112,281
TOTAL HEALTH CARE		691,709
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.9%
Armor Holdings, Inc. (a)	21,600	1,259
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Heico Corp. Class A	400,000	$ 10,892
L-3 Communications Holdings, Inc.	100,600	8,630
Lockheed Martin Corp.	383,200	28,790
Northrop Grumman Corp.	54,400	3,715
United Technologies Corp.	24,700	1,432
		54,718
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	845,872	41,524
EGL, Inc. (a)	10,100	455
Expeditors International of Washington, Inc.	2,800	242
FedEx Corp.	45,900	5,184
United Parcel Service, Inc. Class B	66,700	5,295
UTI Worldwide, Inc.	40,800	1,289
		53,989
Airlines - 0.3%
Republic Airways Holdings, Inc. (a)	73,500	1,089
Ryanair Holdings PLC sponsored ADR (a)	118,400	6,476
Southwest Airlines Co.	472,000	8,491
		16,056
Building Products - 0.0%
Asahi Glass Co. Ltd.	198,000	2,959
Commercial Services & Supplies - 0.6%
Aramark Corp. Class B	232,300	6,862
Equifax, Inc.	14,400	536
Monster Worldwide, Inc. (a)	428,000	21,340
Resources Connection, Inc. (a)	9,400	234
Robert Half International, Inc.	203,600	7,861
The Brink's Co.	26,200	1,330
		38,163
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	169,200	14,676
URS Corp. (a)	40,600	1,634
		16,310
Electrical Equipment - 1.3%
Cooper Industries Ltd. Class A	512,000	44,493
Evergreen Solar, Inc. (a)	529,400	8,153
Franklin Electric Co., Inc.	6,700	366
GrafTech International Ltd. (a)	291,400	1,778
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Motech Industries, Inc.	316,935	$ 7,958
NEOMAX Co. Ltd.	35,000	1,061
Roper Industries, Inc.	25,400	1,235
SolarWorld AG	33,200	8,722
Suntech Power Holdings Co. Ltd. sponsored ADR	92,900	3,436
Ultralife Batteries, Inc. (a)	53,100	682
		77,884
Industrial Conglomerates - 0.1%
General Electric Co.	16,000	556
Hutchison Whampoa Ltd.	301,000	2,760
Siemens AG sponsored ADR	33,100	3,084
Walter Industries, Inc.	10,900	726
		7,126
Machinery - 2.8%
A.S.V., Inc. (a)	53,000	1,708
Bucyrus International, Inc. Class A	57,777	2,784
Caterpillar, Inc.	492,800	35,388
Cummins, Inc.	52,300	5,497
Danaher Corp.	944,600	60,029
Deere & Co.	13,700	1,083
IDEX Corp.	513,000	26,763
Joy Global, Inc.	410,657	24,545
Oshkosh Truck Co.	18,900	1,176
PACCAR, Inc.	160,150	11,287
		170,260
Marine - 0.0%
American Commercial Lines, Inc.	38,200	1,803
Road & Rail - 0.5%
Canadian National Railway Co.	349,200	15,826
Heartland Express, Inc.	136,900	2,983
Knight Transportation, Inc.	38,130	753
Landstar System, Inc.	91,100	4,019
Norfolk Southern Corp.	70,700	3,823
		27,404
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Fastenal Co.	198,200	$ 9,383
Mitsui & Co. Ltd.	834,000	12,059
		21,442
TOTAL INDUSTRIALS		488,114
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.4%
CommScope, Inc. (a)	25,500	728
Comverse Technology, Inc. (a)	171,800	4,042
Corning, Inc. (a)	438,400	11,797
ECI Telecom Ltd. (a)	228,900	2,593
F5 Networks, Inc. (a)	84,600	6,133
InterDigital Communication Corp. (a)	34,000	834
Ixia (a)	354,600	5,057
Motorola, Inc.	632,600	14,493
Nice Systems Ltd. sponsored ADR (a)	198,800	10,131
Nokia Corp. sponsored ADR	700,600	14,516
Nortel Networks Corp. (a)	3,497,500	10,668
QUALCOMM, Inc.	1,140,300	57,711
Research In Motion Ltd. (a)	20,700	1,757
Sycamore Networks, Inc. (a)	87,200	410
Tellabs, Inc. (a)	256,900	4,085
		144,955
Computers & Peripherals - 4.0%
Apple Computer, Inc. (a)	1,116,400	70,021
Hewlett-Packard Co.	4,128,400	135,824
Logitech International SA sponsored ADR (a)	23,600	938
Network Appliance, Inc. (a)	596,460	21,490
Seagate Technology	310,600	8,178
Sun Microsystems, Inc. (a)	688,300	3,531
		239,982
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	118,500	4,450
Amphenol Corp. Class A	112,900	5,891
FLIR Systems, Inc. (a)	1,982	56
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,422,104	8,806
Itron, Inc. (a)	79,400	4,752
KEMET Corp. (a)	1,000,000	9,470
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
LoJack Corp. (a)	300,000	$ 7,194
Mettler-Toledo International, Inc. (a)	72,800	4,393
National Instruments Corp.	490,000	15,984
Sunpower Corp. Class A	6,200	237
		61,233
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	668,900	22,000
Equinix, Inc. (a)	20,977	1,347
Google, Inc. Class A (sub. vtg.) (a)	529,700	206,571
iVillage, Inc. (a)	328,200	2,760
NetEase.com, Inc. sponsored ADR (a)(d)	223,000	5,472
WebSideStory, Inc. (a)	446,056	7,668
Yahoo!, Inc. (a)	1,746,600	56,345
		302,163
IT Services - 2.0%
Accenture Ltd. Class A	100,700	3,028
Alliance Data Systems Corp. (a)	95,300	4,457
CheckFree Corp. (a)	398,100	20,104
Cognizant Technology Solutions Corp. Class A (a)	177,300	10,548
First Data Corp.	267,000	12,501
Global Payments, Inc.	236,600	12,542
Infosys Technologies Ltd. sponsored ADR	162,200	12,629
MoneyGram International, Inc.	29,200	897
Paychex, Inc.	148,800	6,199
SRA International, Inc. Class A (a)	201,561	7,605
TALX Corp.	412,500	11,748
VeriFone Holdings, Inc.	541,700	16,408
		118,666
Office Electronics - 0.0%
Canon, Inc.	43,600	2,880
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Analogic Technologies, Inc.	37,200	424
Advanced Micro Devices, Inc. (a)	126,300	4,188
Applied Materials, Inc.	1,087,900	19,049
ASML Holding NV (NY Shares) (a)	799,000	16,276
ATI Technologies, Inc. (a)	127,500	2,191
Broadcom Corp. Class A (a)	440,800	19,025
Cypress Semiconductor Corp. (a)	29,200	495
FormFactor, Inc. (a)	394,500	15,512
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp.	12,700	$ 428
Lam Research Corp. (a)	718,100	30,878
Marvell Technology Group Ltd. (a)	2,168,700	117,327
MathStar, Inc. (d)	10,000	52
MEMC Electronic Materials, Inc. (a)	244,600	9,031
Microchip Technology, Inc.	43,000	1,561
Monolithic Power Systems, Inc. (a)	115,100	2,145
National Semiconductor Corp.	851,600	23,709
NVIDIA Corp. (a)	90,600	5,188
O2Micro International Ltd. sponsored ADR (a)	3,000	32
Powertech Technology, Inc.	373,000	1,253
Q-Cells AG	85,600	7,997
Saifun Semiconductors Ltd.	50,000	1,555
Samsung Electronics Co. Ltd.	119,210	77,298
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	67,700	437
SiRF Technology Holdings, Inc. (a)	285,500	10,110
Trident Microsystems, Inc. (a)	28,600	831
		366,992
Software - 1.4%
Adobe Systems, Inc.	542,506	18,944
Altiris, Inc. (a)	3,100	68
Autodesk, Inc.	22,900	882
Blackboard, Inc. (a)	32,600	926
Citrix Systems, Inc. (a)	134,700	5,105
Cognos, Inc. (a)	14,300	556
FileNET Corp. (a)	116,995	3,161
Informatica Corp. (a)	74,900	1,165
Intuit, Inc. (a)	176,077	9,366
JDA Software Group, Inc. (a)	400,000	5,776
NAVTEQ Corp. (a)	265,430	13,444
NDS Group PLC sponsored ADR (a)	21,200	1,103
Red Hat, Inc. (a)	63,274	1,770
Salesforce.com, Inc. (a)	218,200	7,927
SAP AG sponsored ADR	246,800	13,406
		83,599
TOTAL INFORMATION TECHNOLOGY		1,320,470
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 8.5%
Chemicals - 1.0%
Bayer AG	227,000	$ 9,091
Celanese Corp. Class A	52,500	1,101
Ecolab, Inc.	610,100	23,306
Lonza Group AG	8,756	600
Praxair, Inc.	452,200	24,939
Rohm & Haas Co.	39,200	1,916
Syngenta AG sponsored ADR	27,300	767
Tokuyama Corp.	7,000	119
		61,839
Construction Materials - 0.3%
Eagle Materials, Inc.	173,300	11,050
Florida Rock Industries, Inc.	19,900	1,119
Rinker Group Ltd.	371,081	5,274
Vulcan Materials Co.	20,800	1,802
		19,245
Containers & Packaging - 0.0%
Temple-Inland, Inc.	31,300	1,394
Metals & Mining - 7.1%
Aber Diamond Corp.	1,800	73
Agnico-Eagle Mines Ltd.	231,700	7,050
Alamos Gold, Inc. (a)	1,010,000	8,174
Allegheny Technologies, Inc.	40,900	2,502
Anglo American PLC ADR	1,480,800	28,979
Aquarius Platinum Ltd. (Australia)	598,000	8,520
Bema Gold Corp. (a)	1,885,900	8,334
BHP Billiton Ltd. sponsored ADR	1,208,200	48,147
Chaparral Steel Co. (a)	48,800	3,168
Companhia Vale do Rio Doce sponsored ADR	298,200	14,472
Compass Minerals International, Inc.	6,400	160
Eldorado Gold Corp. (a)	608,400	2,939
First Quantum Minerals Ltd.	162,300	6,672
Freeport-McMoRan Copper & Gold, Inc. Class B	34,800	2,080
Gabriel Resources Ltd. (a)	725,700	1,554
Gerdau SA sponsored ADR	215,100	4,844
Glamis Gold Ltd. (a)	1,525,300	49,768
Goldcorp, Inc.	1,203,475	35,217
IPSCO, Inc.	203,500	21,091
Ivanhoe Mines Ltd. (a)	564,500	5,366
Lihir Gold Ltd. (a)	377,800	722
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Meridian Gold, Inc. (a)	136,500	$ 4,033
Mittal Steel Co. NV Class A (NY Shares)	14,800	559
New Gold, Inc. (a)	463,900	4,310
New Gold, Inc. warrants 2/23/08 (a)	65,000	120
Newmont Mining Corp.	855,500	44,392
Novagold Resources, Inc. (a)	27,900	426
Nucor Corp.	188,200	19,721
Oregon Steel Mills, Inc. (a)	61,200	3,132
Phelps Dodge Corp.	37,600	3,028
POSCO sponsored ADR	261,200	16,665
Rio Tinto PLC (Reg.)	804,700	41,643
Shore Gold, Inc. (a)	63,400	383
Southern Copper Corp. (d)	35,300	2,982
Steel Dynamics, Inc.	116,400	6,603
Teck Cominco Ltd. Class B (sub. vtg.)	228,700	14,717
Ternium SA sponsored ADR	22,900	649
US Gold Corp. (subscription receipt) (a)(f)	112,300	1,238
Western Silver Corp. (a)	24,100	563
		424,996
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	47,900	3,469
TOTAL MATERIALS		510,943
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	295,600	7,993
BellSouth Corp.	185,100	6,414
Telenor ASA	135,000	1,452
Verizon Communications, Inc.	228,100	7,769
		23,628
Wireless Telecommunication Services - 2.6%
America Movil SA de CV Series L sponsored ADR	2,291,000	78,490
American Tower Corp. Class A (a)	122,727	3,721
China Mobile (Hong Kong) Ltd. sponsored ADR	136,700	3,628
Hutchison Telecommunications International Ltd. sponsored ADR (a)	94,500	2,454
Leap Wireless International, Inc. (a)	33,500	1,460
Nextel Partners, Inc. Class A (a)	551,978	15,632
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	779,247	$ 45,952
Vimpel Communications sponsored ADR (a)	97,100	4,176
		155,513
TOTAL TELECOMMUNICATION SERVICES		179,141
UTILITIES - 0.2%
Gas Utilities - 0.1%
Southern Union Co.	204,075	5,067
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	180,100	3,073
Multi-Utilities - 0.0%
Veolia Environnement	40,700	2,260
TOTAL UTILITIES		10,400
TOTAL COMMON STOCKS (Cost $4,781,701)		5,541,608
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp. Series B, 5.25%	49,500	797
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $813)		797
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Notes:
4.25% 8/15/14	$ 2,600	2,489
4.75% 5/15/14	2,700	2,676
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,373)		5,165
Money Market Funds - 11.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.77% (b)	646,032,344	$ 646,032
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	30,004,575	30,005
TOTAL MONEY MARKET FUNDS (Cost $676,037)		676,037
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $5,463,924)		6,223,607
NET OTHER ASSETS - (3.3)%		(199,113)
NET ASSETS - 100%		$ 6,024,494
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,880,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 2,267
US Gold Corp. (subscription receipt)	2/8/06	$ 505
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,415
Fidelity Securities Lending Cash Central Fund	171
Total	$ 7,586
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bakers Footwear Group, Inc.	$ 7,130	$ 3,181	$ -	$ -	$ 13,405
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,471,699,000. Net unrealized appreciation aggregated $751,908,000, of which $828,257,000 related to appreciated investment securities and $76,349,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund®

March 31, 2006

1.799873.102

CON-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.7%
General Motors Corp.	468,100	$ 9,956
Honda Motor Co. Ltd.	669,500	41,455
Hyundai Motor Co.	75,190	6,323
Toyota Motor Corp.	6,843,500	372,629
		430,363
Distributors - 0.0%
Li & Fung Ltd.	14,372,000	32,415
Diversified Consumer Services - 0.1%
Education Management Corp. (a)	875,699	36,429
Laureate Education, Inc. (a)	781,180	41,699
		78,128
Hotels, Restaurants & Leisure - 2.0%
Aristocrat Leisure Ltd.	10,534,196	103,928
Boyd Gaming Corp.	262,700	13,119
Chipotle Mexican Grill, Inc. Class A	183,400	10,159
Cosi, Inc. (a)	818,810	8,999
Domino's Pizza, Inc.	1,579,000	45,080
Four Seasons Hotels, Inc. (ltd. vtg.)	245,400	12,443
Kerzner International Ltd. (a)	416,300	32,396
Las Vegas Sands Corp. (a)	2,428,100	137,576
Life Time Fitness, Inc. (a)	726,900	34,055
McDonald's Corp.	179,600	6,171
Panera Bread Co. Class A (a)(e)	2,909,851	218,763
Penn National Gaming, Inc. (a)	710,969	29,989
Ruth's Chris Steak House, Inc.	60,882	1,450
Starbucks Corp. (a)	5,574,000	209,805
Station Casinos, Inc.	2,781,800	220,791
Texas Roadhouse, Inc. Class A (a)	1,301,188	22,237
The Cheesecake Factory, Inc. (a)	897,664	33,618
Tim Hortons, Inc.	355,600	9,441
Wendy's International, Inc.	98,100	6,088
William Hill PLC	6,585,807	68,586
Wynn Resorts Ltd. (a)(d)	788,827	60,621
		1,285,315
Household Durables - 0.5%
Garmin Ltd. (d)	731,500	58,103
Matsushita Electric Industrial Co. Ltd.	3,740,700	82,819
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sharp Corp.	1,782,000	$ 31,563
Sony Corp.	2,735,500	126,024
		298,509
Internet & Catalog Retail - 0.1%
Coldwater Creek, Inc. (a)	1,038,300	28,865
NutriSystem, Inc. (a)	233,987	11,119
VistaPrint Ltd.	1,071,600	31,987
		71,971
Leisure Equipment & Products - 0.0%
Aruze Corp.	311,500	7,145
Media - 1.0%
Central European Media Enterprises Ltd. Class A (a)	89,900	6,168
Citadel Broadcasting Corp.	1,316,556	14,601
Harte-Hanks, Inc.	668,800	18,292
Interactive Data Corp.	900,000	21,150
McGraw-Hill Companies, Inc.	1,856,940	106,997
Pixar (a)	3,342,263	214,373
Reuters Group PLC	2,438,300	16,795
Sirius Satellite Radio, Inc. (a)(d)	15,187,891	77,154
The Walt Disney Co.	5,926,702	165,296
The Weinstein Co. Holdings, LLC Class A-1 (g)	41,234	41,234
		682,060
Multiline Retail - 0.5%
JCPenney Co., Inc.	760,100	45,918
Kohl's Corp. (a)	124,200	6,584
Marks & Spencer Group PLC	17,615,947	170,298
Next PLC	1,013,300	29,044
Target Corp.	1,870,160	97,267
The Bon-Ton Stores, Inc.	234,360	7,582
		356,693
Specialty Retail - 1.4%
Best Buy Co., Inc.	2,872,550	160,662
Charlotte Russe Holding, Inc. (a)	131,000	2,803
Chico's FAS, Inc. (a)	386,800	15,720
Circuit City Stores, Inc.	3,393,373	83,070
Gymboree Corp. (a)	267,900	6,976
Inditex SA	164,900	6,364
Office Depot, Inc. (a)	6,524,800	242,984
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	6,461,400	$ 164,895
TJX Companies, Inc.	6,342,500	157,421
Tractor Supply Co. (a)	526,846	34,951
Volcom, Inc.	58,300	2,071
Wet Seal, Inc. Class A (a)(e)	4,074,000	27,092
Zumiez, Inc.	73,000	4,460
		909,469
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	3,320,994	26,740
Carter's, Inc. (a)	17,000	1,147
Coach, Inc. (a)	2,694,052	93,160
Phillips-Van Heusen Corp.	261,700	10,000
Polo Ralph Lauren Corp. Class A	437,300	26,505
Puma AG	49,300	18,666
		176,218
TOTAL CONSUMER DISCRETIONARY		4,328,286
CONSUMER STAPLES - 5.1%
Beverages - 1.5%
Diageo PLC sponsored ADR	3,284,900	208,361
Hansen Natural Corp. (a)	153,604	19,362
InBev SA	234,183	10,982
PepsiCo, Inc.	8,289,120	479,028
The Coca-Cola Co.	5,895,400	246,840
		964,573
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	113,000	6,120
Kroger Co.	608,600	12,391
Tesco PLC	9,194,013	52,706
Wal-Mart de Mexico SA de CV Series V	13,413,944	35,461
Wal-Mart Stores, Inc.	129,500	6,118
Walgreen Co.	1,878,610	81,024
Whole Foods Market, Inc.	968,640	64,356
		258,176
Food Products - 0.9%
Goodman Fielder Ltd.	7,797,500	12,170
Groupe Danone	788,660	96,617
Hain Celestial Group, Inc. (a)	138,500	3,627
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Hershey Co.	2,586,300	$ 135,082
Nestle SA (Reg.)	417,503	123,925
Sara Lee Corp.	2,055,500	36,752
TreeHouse Foods, Inc. (a)	1,481,000	39,321
Wm. Wrigley Jr. Co.	2,080,200	133,133
		580,627
Household Products - 1.7%
Colgate-Palmolive Co.	3,154,600	180,128
Procter & Gamble Co.	16,637,972	958,680
		1,138,808
Personal Products - 0.6%
Avon Products, Inc.	9,575,054	298,454
Herbalife Ltd. (a)	1,735,100	58,594
		357,048
TOTAL CONSUMER STAPLES		3,299,232
ENERGY - 10.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	924,200	63,215
FMC Technologies, Inc. (a)	156,200	8,001
Halliburton Co.	1,561,800	114,043
Schlumberger Ltd. (NY Shares)	7,675,600	971,501
Smith International, Inc.	4,122,880	160,627
		1,317,387
Oil, Gas & Consumable Fuels - 8.6%
Addax Petroleum Corp.	911,100	21,847
Apache Corp.	114,140	7,477
BG Group PLC sponsored ADR	1,175,000	73,684
Bill Barrett Corp. (a)	24,066	784
Blackrock Ventures, Inc. (a)(e)	9,475,100	113,195
BP PLC sponsored ADR	3,054,366	210,568
Canadian Natural Resources Ltd.	1,250,100	69,480
Canadian Oil Sands Trust unit	1,266,000	181,709
China Petroleum & Chemical Corp. sponsored ADR (d)	641,100	37,415
CONSOL Energy, Inc.	945,000	70,081
Devon Energy Corp.	316,900	19,385
EnCana Corp.	29,257,748	1,365,545
EOG Resources, Inc.	4,777,700	343,994
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	7,514,900	$ 457,357
Foundation Coal Holdings, Inc.	612,200	25,186
Gastar Exploration Ltd. (a)	1,422,700	6,055
Goodrich Petroleum Corp. (a)	60,800	1,642
Highpine Oil & Gas Ltd.	1,175,000	23,395
Imperial Oil Ltd.	337,000	36,289
Mariner Energy, Inc. (a)(f)	1,536,083	31,505
Murphy Oil Corp.	8,649,800	430,933
Noble Energy, Inc.	1,060,134	46,561
Peabody Energy Corp.	2,224,300	112,127
PetroChina Co. Ltd. sponsored ADR (d)	2,508,800	263,299
Petroleo Brasileiro SA Petrobras sponsored ADR	1,062,200	92,061
Quicksilver Resources, Inc. (a)	1,020,150	39,439
Sasol Ltd. sponsored ADR	1,689,000	63,895
Suncor Energy, Inc.	1,291,700	99,148
Talisman Energy, Inc.	2,724,200	144,690
Total SA sponsored ADR	1,522,231	200,523
Ultra Petroleum Corp. (a)	751,500	46,826
Valero Energy Corp.	13,661,974	816,713
Western Oil Sands, Inc. Class A (a)	2,131,000	59,110
XTO Energy, Inc.	2,528,833	110,181
		5,622,099
TOTAL ENERGY		6,939,486
FINANCIALS - 17.4%
Capital Markets - 1.5%
Charles Schwab Corp.	7,755,096	133,465
Goldman Sachs Group, Inc.	2,518,900	395,367
Lazard Ltd. Class A	699,600	30,957
Lehman Brothers Holdings, Inc.	2,373,800	343,085
Merrill Lynch & Co., Inc.	392,600	30,921
Nomura Holdings, Inc.	904,500	20,053
Nuveen Investments, Inc. Class A	390,800	18,817
		972,665
Commercial Banks - 3.1%
Allied Irish Banks PLC	6,746,110	160,153
Anglo Irish Bank Corp. PLC	10,539,818	173,694
Australia & New Zealand Banking Group Ltd.	666,000	12,636
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	2,277,900	67,813
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of America Corp.	984,700	$ 44,843
Commerce Bancorp, Inc., New Jersey (d)	1,041,900	38,186
Compass Bancshares, Inc.	416,773	21,093
HSBC Holdings PLC sponsored ADR	648,007	54,290
Kookmin Bank sponsored ADR	69,000	5,901
M&T Bank Corp.	3,073,600	350,821
National Australia Bank Ltd.	752,700	20,255
PNC Financial Services Group, Inc.	246,700	16,605
Royal Bank of Scotland Group PLC	5,270,200	171,476
Shinhan Financial Group Co. Ltd.	603,290	27,010
Standard Chartered PLC (United Kingdom)	881,000	21,916
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,794,600	132,639
Wells Fargo & Co.	10,703,600	683,639
Zions Bancorp	593,256	49,080
		2,052,050
Consumer Finance - 1.5%
American Express Co.	9,531,050	500,857
SLM Corp.	9,538,400	495,424
		996,281
Diversified Financial Services - 0.7%
JPMorgan Chase & Co.	4,148,100	172,727
Moody's Corp.	3,864,900	276,186
		448,913
Insurance - 8.6%
ACE Ltd.	1,834,600	95,418
Admiral Group PLC	7,119,222	77,666
AFLAC, Inc.	2,461,500	111,087
Allstate Corp.	8,133,000	423,811
American International Group, Inc.	9,845,026	650,658
Assurant, Inc.	3,444,550	169,644
Axis Capital Holdings Ltd.	3,867,300	115,632
Berkshire Hathaway, Inc. Class A (a)	15,002	1,355,431
Everest Re Group Ltd. (e)	3,810,520	355,788
Genworth Financial, Inc. Class A (non-vtg.)	4,553,700	152,230
HCC Insurance Holdings, Inc.	533,200	18,555
Jefferson-Pilot Corp.	125,600	7,026
Lincoln National Corp.	1,020,500	55,709
Loews Corp.	1,549,400	156,799
Markel Corp. (a)	63,550	21,460
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Mercury General Corp.	484,300	$ 26,588
MetLife, Inc.	7,797,800	377,180
MetLife, Inc. unit	3,244,100	87,039
Montpelier Re Holdings Ltd.	1,186,000	19,332
Progressive Corp.	1,587,100	165,471
Prudential Financial, Inc.	4,463,200	338,355
RenaissanceRe Holdings Ltd.	414,010	18,059
RLI Corp.	674,900	38,672
StanCorp Financial Group, Inc.	1,118,000	60,495
The Chubb Corp.	2,793,600	266,621
The St. Paul Travelers Companies, Inc.	2,462,400	102,904
W.R. Berkley Corp.	3,598,400	208,923
White Mountains Insurance Group Ltd.	190,250	113,104
Zenith National Insurance Corp.	901,900	43,408
		5,633,065
Real Estate - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	2,674,700	215,848
CBL & Associates Properties, Inc.	1,514,894	64,307
Equity Residential (SBI)	804,800	37,657
General Growth Properties, Inc.	502,400	24,552
Mitsui Fudosan Co. Ltd.	1,768,000	40,627
Simon Property Group, Inc.	71,300	5,999
Vornado Realty Trust	1,020,900	98,006
		486,996
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	505,600	15,653
Freddie Mac	1,939,600	118,316
Golden West Financial Corp., Delaware	8,680,580	589,411
Hudson City Bancorp, Inc.	1,781,000	23,669
		747,049
TOTAL FINANCIALS		11,337,019
HEALTH CARE - 12.1%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (a)	228,400	8,090
Amgen, Inc. (a)	647,753	47,124
Amylin Pharmaceuticals, Inc. (a)	1,721,364	84,261
Anadys Pharmaceuticals, Inc. (a)(e)	1,734,000	27,935
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Arena Pharmaceuticals, Inc. (a)(e)	2,989,583	$ 54,141
Celgene Corp. (a)	4,603,600	203,571
Exelixis, Inc. (a)	1,112,900	13,366
Genentech, Inc. (a)	19,047,500	1,609,704
Gilead Sciences, Inc. (a)	5,336,301	332,025
MannKind Corp. (a)(d)	1,208,639	24,705
MannKind Corp. (a)	1,521,689	31,103
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	3,818
Medarex, Inc. (a)	3,462,764	45,778
Myogen, Inc. (a)	877,676	31,798
PDL BioPharma, Inc. (a)	822,100	26,965
Renovis, Inc. (a)	264,900	5,648
Seattle Genetics, Inc. (a)	1,706,900	8,808
Tanox, Inc. (a)	1,050,790	20,406
Techne Corp. (a)	535,221	32,188
Theravance, Inc. (a)	1,193,300	33,460
ViaCell, Inc. (a)	689,400	3,799
		2,648,693
Health Care Equipment & Supplies - 2.4%
Alcon, Inc.	996,700	103,916
Becton, Dickinson & Co.	817,700	50,354
Boston Scientific Corp. (a)	1,169,800	26,964
C.R. Bard, Inc.	1,131,400	76,720
Conceptus, Inc. (a)	1,251,186	16,403
DENTSPLY International, Inc.	3,458,337	201,102
Gen-Probe, Inc. (a)	1,993,600	109,887
Intuitive Surgical, Inc. (a)	945,419	111,559
Kyphon, Inc. (a)(e)	2,634,200	97,992
NeuroMetrix, Inc. (a)	312,000	12,149
NMT Medical, Inc. (a)	45,525	737
Nobel Biocare Holding AG (Switzerland)	174,383	38,821
NuVasive, Inc. (a)	1,127,563	21,255
ResMed, Inc. (a)	1,000,200	43,989
St. Jude Medical, Inc. (a)	11,329,300	464,501
Thermo Electron Corp. (a)	5,132,200	190,353
Varian Medical Systems, Inc. (a)	152,400	8,559
Viasys Healthcare, Inc. (a)	819,300	24,645
		1,599,906
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 3.3%
Aetna, Inc.	17,603,020	$ 865,012
Caremark Rx, Inc. (a)	664,500	32,680
Cerner Corp. (a)	755,600	35,853
Covance, Inc. (a)	447,800	26,308
Eclipsys Corp. (a)	832,800	19,662
Health Net, Inc. (a)	2,367,170	120,300
Healthspring, Inc.	781,200	14,538
Patterson Companies, Inc. (a)(e)	7,795,276	274,394
Pharmaceutical Product Development, Inc.	188,200	6,514
UnitedHealth Group, Inc.	9,612,140	536,934
VCA Antech, Inc. (a)	783,969	22,327
Vital Images, Inc. (a)	392,449	13,375
WellPoint, Inc. (a)	2,667,600	206,552
		2,174,449
Pharmaceuticals - 2.3%
Allergan, Inc.	285,500	30,977
Aspreva Pharmaceuticals Corp.	1,211,400	30,148
Barr Pharmaceuticals, Inc. (a)	622,300	39,192
Cardiome Pharma Corp. (a)	485,300	6,197
Forest Laboratories, Inc. (a)	499,800	22,306
GlaxoSmithKline PLC sponsored ADR	630,300	32,971
Johnson & Johnson	157,300	9,315
Merck & Co., Inc.	1,524,000	53,691
New River Pharmaceuticals, Inc. (a)	364,400	12,102
Novartis AG sponsored ADR	4,759,000	263,839
Roche Holding AG (participation certificate)	5,174,674	770,367
Sanofi-Aventis sponsored ADR	2,203,411	104,552
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,019,437	124,340
		1,499,997
TOTAL HEALTH CARE		7,923,045
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.8%
Armor Holdings, Inc. (a)	233,600	13,617
L-3 Communications Holdings, Inc.	946,300	81,183
Lockheed Martin Corp.	4,604,895	345,966
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	726,700	$ 49,626
United Technologies Corp.	654,700	37,953
		528,345
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (e)	9,657,010	474,063
EGL, Inc. (a)	114,500	5,153
Expeditors International of Washington, Inc.	148,260	12,808
FedEx Corp.	503,000	56,809
United Parcel Service, Inc. Class B	907,200	72,014
UTI Worldwide, Inc.	1,031,937	32,609
		653,456
Airlines - 0.5%
Republic Airways Holdings, Inc. (a)	1,423,253	21,078
Ryanair Holdings PLC sponsored ADR (a)	4,581,506	250,608
Southwest Airlines Co.	4,221,100	75,938
		347,624
Building Products - 0.0%
Asahi Glass Co. Ltd.	585,000	8,742
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	2,966,800	87,639
Equifax, Inc.	405,600	15,105
Monster Worldwide, Inc. (a)	1,396,000	69,605
Resources Connection, Inc. (a)	1,138,712	28,365
Robert Half International, Inc.	2,422,449	93,531
The Brink's Co.	535,000	27,157
		321,402
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	2,118,766	183,782
URS Corp. (a)	921,300	37,082
		220,864
Electrical Equipment - 0.9%
Cooper Industries Ltd. Class A	4,020,747	349,403
Evergreen Solar, Inc. (a)	641,900	9,885
Franklin Electric Co., Inc.	72,510	3,963
Motech Industries, Inc.	3,311,972	83,160
NEOMAX Co. Ltd.	716,000	21,714
Roper Industries, Inc.	603,900	29,368
SolarWorld AG	153,400	40,299
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Suntech Power Holdings Co. Ltd. sponsored ADR	1,460,500	$ 54,024
Ultralife Batteries, Inc. (a)(e)	1,068,280	13,727
		605,543
Industrial Conglomerates - 0.9%
3M Co.	5,537,892	419,163
General Electric Co.	187,300	6,514
Hutchison Whampoa Ltd.	8,601,000	78,870
Siemens AG sponsored ADR	358,500	33,401
Walter Industries, Inc.	145,300	9,680
		547,628
Machinery - 2.9%
A.S.V., Inc. (a)	1,132,800	36,499
Bucyrus International, Inc. Class A	1,126,650	54,293
Caterpillar, Inc.	4,408,503	316,575
Cummins, Inc.	1,142,800	120,108
Danaher Corp.	10,738,299	682,419
Deere & Co.	156,200	12,348
IDEX Corp.	2,376,188	123,966
Joy Global, Inc.	4,531,414	270,843
Oshkosh Truck Co.	216,900	13,500
PACCAR, Inc.	3,930,257	277,005
		1,907,556
Marine - 0.0%
American Commercial Lines, Inc.	510,162	24,080
Road & Rail - 0.7%
Canadian National Railway Co.	4,591,400	208,082
Heartland Express, Inc.	1,662,663	36,229
Knight Transportation, Inc.	1,904,626	37,616
Landstar System, Inc.	2,625,452	115,835
Norfolk Southern Corp.	881,400	47,657
		445,419
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,200,547	104,174
Mitsui & Co. Ltd.	5,104,000	73,797
		177,971
TOTAL INDUSTRIALS		5,788,630
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.0%
CommScope, Inc. (a)	285,200	$ 8,142
Comverse Technology, Inc. (a)	1,843,773	43,384
Corning, Inc. (a)	3,742,100	100,700
CSR PLC (a)	1,092,339	22,771
ECI Telecom Ltd. (a)	2,594,100	29,391
F5 Networks, Inc. (a)	629,560	45,637
Harris Corp.	912,700	43,162
InterDigital Communication Corp. (a)	402,200	9,862
JDS Uniphase Corp. (a)	913,260	3,808
Motorola, Inc.	8,983,162	205,804
Nokia Corp. sponsored ADR	4,331,800	89,755
Nortel Networks Corp. (a)	35,998,100	109,799
QUALCOMM, Inc.	11,283,200	571,043
Research In Motion Ltd. (a)	156,100	13,250
Sycamore Networks, Inc. (a)	1,205,000	5,664
Tellabs, Inc. (a)	2,109,000	33,533
		1,335,705
Computers & Peripherals - 2.7%
Apple Computer, Inc. (a)	11,374,637	713,417
Hewlett-Packard Co.	21,977,000	723,043
Logitech International SA sponsored ADR (a)	283,053	11,254
Network Appliance, Inc. (a)	4,447,700	160,251
Seagate Technology	4,746,800	124,983
Sun Microsystems, Inc. (a)	6,549,200	33,597
		1,766,545
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	1,582,800	59,434
Amphenol Corp. Class A	2,058,130	107,393
FLIR Systems, Inc. (a)	2,854,551	81,098
Hon Hai Precision Industry Co. Ltd. (Foxconn)	24,932,238	154,393
Itron, Inc. (a)	623,900	37,340
Mettler-Toledo International, Inc. (a)	1,031,900	62,265
National Instruments Corp.	2,063,477	67,311
		569,234
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	6,124,079	201,421
Equinix, Inc. (a)	130,500	8,381
Google, Inc. Class A (sub. vtg.) (a)	5,476,280	2,135,749
iVillage, Inc. (a)(e)	3,964,398	33,341
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NetEase.com, Inc. sponsored ADR (a)(d)	1,524,500	$ 37,411
WebSideStory, Inc. (a)(e)	1,209,103	20,784
Yahoo!, Inc. (a)	21,154,865	682,456
		3,119,543
IT Services - 1.8%
Accenture Ltd. Class A	1,370,500	41,211
Alliance Data Systems Corp. (a)	838,500	39,217
Anteon International Corp. (a)	1,387,600	75,707
CheckFree Corp. (a)	1,656,198	83,638
Cognizant Technology Solutions Corp. Class A (a)	3,347,541	199,145
First Data Corp.	3,623,000	169,629
Global Payments, Inc.	1,809,300	95,911
Infosys Technologies Ltd. sponsored ADR	1,571,900	122,388
MoneyGram International, Inc.	513,100	15,762
Paychex, Inc.	2,227,800	92,810
SRA International, Inc. Class A (a)(e)	3,726,200	140,590
VeriFone Holdings, Inc.	2,562,900	77,630
		1,153,638
Office Electronics - 0.0%
Canon, Inc.	498,100	32,900
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Analogic Technologies, Inc.	595,800	6,792
Advanced Micro Devices, Inc. (a)	1,625,300	53,895
Applied Materials, Inc.	5,442,000	95,289
ASML Holding NV (NY Shares) (a)	3,400,100	69,260
ATI Technologies, Inc. (a)	984,080	16,907
Broadcom Corp. Class A (a)	4,692,700	202,537
Cypress Semiconductor Corp. (a)	359,300	6,090
FormFactor, Inc. (a)	1,045,200	41,097
Hittite Microwave Corp.	304,521	10,265
Lam Research Corp. (a)	3,385,886	145,593
Marvell Technology Group Ltd. (a)(e)	19,344,900	1,046,559
MathStar, Inc.	304,900	1,576
MEMC Electronic Materials, Inc. (a)	2,011,100	74,250
Microchip Technology, Inc.	493,800	17,925
Monolithic Power Systems, Inc. (a)	1,148,333	21,405
National Semiconductor Corp.	4,359,900	121,380
NVIDIA Corp. (a)	796,100	45,585
Powertech Technology, Inc.	7,460,000	25,052
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Q-Cells AG	864,850	$ 80,799
Saifun Semiconductors Ltd.	685,000	21,304
Samsung Electronics Co. Ltd.	1,243,385	806,229
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	779,800	5,030
SiRF Technology Holdings, Inc. (a)	1,436,618	50,871
Trident Microsystems, Inc. (a)	337,471	9,807
		2,975,497
Software - 1.5%
Adobe Systems, Inc.	6,469,320	225,909
Altiris, Inc. (a)	1,414,967	31,143
Autodesk, Inc.	1,021,473	39,347
Blackboard, Inc. (a)	563,000	15,995
Citrix Systems, Inc. (a)	1,493,511	56,604
Cognos, Inc. (a)	159,300	6,197
FileNET Corp. (a)	1,908,541	51,569
Informatica Corp. (a)	1,226,200	19,067
Intuit, Inc. (a)	2,482,690	132,054
NAVTEQ Corp. (a)	3,004,300	152,168
NDS Group PLC sponsored ADR (a)	274,400	14,277
Red Hat, Inc. (a)	432,668	12,106
Salesforce.com, Inc. (a)	2,735,600	99,384
SAP AG sponsored ADR	2,484,800	134,974
		990,794
TOTAL INFORMATION TECHNOLOGY		11,943,856
MATERIALS - 8.1%
Chemicals - 1.1%
Bayer AG	2,668,100	106,857
Celanese Corp. Class A	2,352,800	49,338
Ecolab, Inc.	5,957,899	227,592
Lonza Group AG	92,850	6,363
Nalco Holding Co. (a)	705,400	12,486
Praxair, Inc.	5,212,700	287,480
Rohm & Haas Co.	499,600	24,415
Syngenta AG sponsored ADR	368,200	10,350
Tokuyama Corp.	84,000	1,424
		726,305
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.3%
Eagle Materials, Inc. (d)	1,218,200	$ 77,672
Florida Rock Industries, Inc.	215,300	12,104
Rinker Group Ltd.	4,866,117	69,155
Vulcan Materials Co.	225,400	19,531
		178,462
Containers & Packaging - 0.0%
Temple-Inland, Inc.	408,200	18,185
Metals & Mining - 6.7%
Aber Diamond Corp.	798,200	32,134
Aber Diamond Corp.	254,400	10,255
Agnico-Eagle Mines Ltd.	1,419,600	43,195
Allegheny Technologies, Inc.	534,637	32,709
Anglo American PLC ADR	15,451,650	302,389
Bema Gold Corp. (a)(e)	23,048,500	101,850
BHP Billiton Ltd. sponsored ADR	12,649,130	504,068
Chaparral Steel Co. (a)	103,023	6,688
Companhia Vale do Rio Doce sponsored ADR	3,325,500	161,387
Compass Minerals International, Inc.	988,500	24,703
Eldorado Gold Corp. (a)	9,022,400	43,578
First Quantum Minerals Ltd.	1,643,200	67,546
Freeport-McMoRan Copper & Gold, Inc. Class B	1,318,308	78,795
Gabriel Resources Ltd. (a)	8,498,100	18,194
Gerdau SA sponsored ADR	3,321,350	74,797
Glamis Gold Ltd. (a)(e)	10,025,600	327,118
Goldcorp, Inc.	13,426,778	392,903
IPSCO, Inc.	2,391,860	247,891
Ivanhoe Mines Ltd. (a)	5,979,000	56,836
Lihir Gold Ltd. (a)	13,295,252	25,415
Meridian Gold, Inc. (a)	1,045,500	30,890
Mittal Steel Co. NV Class A (NY Shares)	275,400	10,396
New Gold, Inc. (a)(e)	1,389,600	12,912
New Gold, Inc. warrants 2/23/08 (a)	144,500	266
Newcrest Mining Ltd.	1,849,600	30,960
Newmont Mining Corp.	10,960,049	568,717
Novagold Resources, Inc. (a)	303,900	4,635
Nucor Corp.	1,660,800	174,035
Oregon Steel Mills, Inc. (a)	636,900	32,590
Phelps Dodge Corp.	296,600	23,885
POSCO sponsored ADR	2,564,700	163,628
Rio Tinto PLC (Reg.)	8,565,337	443,256
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Shore Gold, Inc. (a)	1,802,800	$ 10,884
Southern Copper Corp. (d)	421,400	35,600
Steel Dynamics, Inc.	1,217,600	69,074
Teck Cominco Ltd. Class B (sub. vtg.)	2,283,100	146,915
Ternium SA sponsored ADR	250,400	7,099
US Gold Corp. (subscription receipt) (a)(g)	2,083,500	22,971
Western Silver Corp. (a)	262,300	6,128
Xstrata PLC	1,149,300	37,195
		4,384,487
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	170,300	12,335
TOTAL MATERIALS		5,319,774
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	2,647,300	71,583
BellSouth Corp.	1,986,100	68,818
Telenor ASA	1,730,000	18,608
Verizon Communications, Inc.	2,338,800	79,660
		238,669
Wireless Telecommunication Services - 3.2%
America Movil SA de CV Series L sponsored ADR	28,316,300	970,116
American Tower Corp. Class A (a)	2,014,250	61,072
China Mobile (Hong Kong) Ltd. sponsored ADR	2,015,400	53,489
Hutchison Telecommunications International Ltd. sponsored ADR (a)	882,200	22,911
Leap Wireless International, Inc. (a)	515,800	22,484
Nextel Partners, Inc. Class A (a)	9,147,300	259,052
NII Holdings, Inc. (a)(e)	9,413,494	555,114
Sprint Nextel Corp.	3,187,410	82,363
Vimpel Communications sponsored ADR (a)	1,401,600	60,283
		2,086,884
TOTAL TELECOMMUNICATION SERVICES		2,325,553
UTILITIES - 0.2%
Electric Utilities - 0.0%
Exelon Corp.	333,300	17,632
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Union Co.	2,642,030	$ 65,602
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	2,749,700	46,910
Multi-Utilities - 0.0%
Veolia Environnement	478,600	26,579
TOTAL UTILITIES		156,723
TOTAL COMMON STOCKS (Cost $42,712,823)		59,361,604
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp. Series B, 5.25% (Cost $8,922)	543,200	8,746
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Machinery - 0.0%
Rexnord Corp. 10.125% 12/15/12 (Cost $6,432)	$ 6,000	6,585
U.S. Treasury Obligations - 0.1%

U.S. Treasury Notes 4.25% 8/15/14 (Cost $105,505)	104,300	99,831
Money Market Funds - 9.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.77% (b)	5,952,014,824	$ 5,952,015
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	313,809,481	313,809
TOTAL MONEY MARKET FUNDS (Cost $6,265,824)		6,265,824
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $49,099,506)		65,742,590
NET OTHER ASSETS - (0.6)%		(419,205)
NET ASSETS - 100%		$ 65,323,385
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,505,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,023,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
US Gold Corp. (subscription receipt)	2/8/06	$ 9,376
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 68,641
Fidelity Securities Lending Cash Central Fund	1,549
Total	$ 70,190
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Altiris, Inc.	$ 44,317	$ -	$ 21,543	$ -	$ -
Anadys Pharmaceuticals, Inc.	14,939	588	-	-	27,935
Arena Pharmaceuticals, Inc.	34,354	9,652	-	-	54,141
Bema Gold Corp.	45,577	28,949	-	-	101,850
Blackrock Ventures, Inc.	89,853	3,878	-	-	113,195
C.H. Robinson Worldwide, Inc.	342,379	18,977	-	1,221	474,063
DENTSPLY International, Inc.	223,556	-	37,686	242	-
Eagle Materials, Inc.	65,585	25,706	34,453	191	-
Everest Re Group Ltd.	372,110	17,861	7,493	457	355,788
Foxhollow Technologies, Inc.	52,386	-	50,847	-	-
Glamis Gold Ltd.	263,267	24,002	8,526	-	327,118
Intuitive Surgical, Inc.	277,909	5,736	159,199	-	-
iVillage, Inc.	31,794	-	-	-	33,341
Kyphon, Inc.	101,181	6,498	-	-	97,992
Mariner Energy, Inc.	32,788	-	5,904	-	-
Marvell Technology Group Ltd.	1,097,866	27,011	43,550	-	1,046,559
Merge Technologies, Inc.	35,964	-	24,868	-	-
New Gold, Inc.	5,009	5,154	-	-	12,912
NII Holdings, Inc.	391,001	32,085	6,354	-	555,114
Panera Bread Co. Class A	191,119	-	-	-	218,763
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Patterson Companies, Inc.	$ 353,807	$ -	$ 95,227	$ -	$ 274,394
Republic Airways Holdings, Inc.	34,351	-	11,998	-	-
Resources Connection, Inc.	69,522	-	40,076	-	-
Seattle Genetics, Inc.	11,693	-	3,952	-	-
SRA International, Inc. Class A	113,798	-	-	-	140,590
Ultralife Batteries, Inc.	12,819	-	-	-	13,727
WebSideStory, Inc.	15,418	6,872	-	-	20,784
Wet Seal, Inc. Class A	18,089	-	-	-	27,092
TOTALS	$ 4,342,451	$ 212,969	$ 551,676	$ 2,111	$ 3,895,358
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $49,178,540,000. Net unrealized appreciation aggregated $16,564,050,000, of which $17,116,070,000 related to appreciated investment securities and $552,020,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006